DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2013
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
DISPOSAL OF ASSETS

29.	DISPOSAL OF ASSETS

In January 2011, the Company sold the VLCC Front Shanghai for $91.2 million. The vessel was simultaneously leased in on a two year time charter. A gain of $13.8 million was recognized in 2011 and a gain of $7.9 million was recognized in 2012.

In February 2011, Ship Finance sold the single hull vessel Ticen Sun (ex-Front Highness) to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.9 million and recorded a gain of $2.9 million in 2011.

In March 2011, Ship Finance sold the single hull vessel Front Ace to a third party and terminated the operating lease with the Company for the vessel. The Company received a termination payment of $2.4 million and recorded a gain of $2.4 million in 2011.

In March 2011, the Company exercised its option to purchase the VLCC Front Eagle, which was recorded as a vessel held under capital lease. The vessel was simultaneously sold for $67.0 million, with delivery in the second quarter of 2011, and leased in under a two year operating lease. A gain of $7.5 million was recognized in 2011, a gain of $7.2 million was recognized in 2012 and a gain of $2.3 million was recognized in 2013.

In April 2011, Ship Finance sold the OBO carrier Front Leader to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $7.7 million. A loss on disposal of $9.3 million was recognized in 2011 and included in discontinued operations.

In May 2011, Ship Finance sold the OBO carrier Front Breaker to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $6.6 million. A loss on disposal of $8.5 million was recognized in 2011 and included in discontinued operations.

In October 2011, Ship Finance sold the OBO carrier Front Striver to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company made a termination payment of $8.1 million in 2012. A loss on disposal of $9.2 million was recognized in 2011, a further loss on disposal of $0.4 million was recognized in the second quarter of 2012 due to the write-off of inventory balances and included in discontinued operations.

In October 2011, the Company sold the Suezmax Front Fighter to an unrelated third party and recognized a loss of $0.1 million in the fourth quarter of 2011. An impairment loss for this vessel of $27.1 million was recorded in the third quarter of 2011.

In November 2011, the Company sold the Suezmax Front Hunter to a related party and recognized a gain of $0.05 million in the fourth quarter of 2011. An impairment loss for this vessel of $30.6 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Delta to an unrelated third party and recognized a gain of $0.01 million in the fourth quarter of 2011. An impairment loss for this vessel of $18.5 million was recorded in the third quarter of 2011.

In December 2011, the Company sold the Suezmax Front Beta to an unrelated third party and recognized a loss of $0.4 million in the fourth quarter of 2011. An impairment loss for this vessel of $20.4 million was recorded in the third quarter of 2011.

In December 2011, the Company sold 15 wholly-owned SPCs, which together owned six VLCCs (Front Kathrine, Front Queen, Front Eminence, Front Endurance, Front Cecilie and Front Signe) including one on time charter, four Suezmax tankers (Northia, Front Odin, Naticina and Front Njord) and five VLCC newbuilding contracts to Frontline 2012, a related party, and recognized a loss of $307.0 million in the fourth quarter of 2011.

In March 2012, the Company sold the Suezmax Front Alfa to an unrelated third party and recognized a loss of $2.1 million in the first quarter of 2012. An impairment loss for this vessel of $24.8 million was recorded in the third quarter of 2011.

In March 2012, the Company redelivered the Titan Orion (ex-Front Duke) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $10.6 million in the first quarter of 2012, which is included in "Gain on sale of assets and amortization of deferred gains".

In June 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Rider and that Ship Finance simultaneously sold the vessel. The charter party terminated on July 22, 2012. The Company recorded an impairment loss of $4.9 million in the second quarter of 2012 and recognized a loss on disposal of $0.1 million in the third quarter of 2012 included in discontinued operations.

In August 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Climber and that Ship Finance simultaneously sold the vessel. The charter party terminated on October 15, 2012. The Company recorded an impairment loss of $4.2 million in the second quarter of 2012 and recognized a loss on disposal of $0.2 million in the fourth quarter of 2012 included in discontinued operations.

In October 2012, the Company agreed with Ship Finance to terminate the long term charter party for the OBO carrier Front Driver and that Ship Finance simultaneously sold the vessel. The charter party terminated on November 28, 2012. The Company recorded an impairment loss of $4.0 million in the second quarter of 2012 and recognized a loss on disposal of $0.8 million in the fourth quarter of 2012 included in discontinued operations.

In November 2012, the Company redelivered the Ticen Ocean (ex-Front Lady) to Ship Finance and the charter party for the vessel was terminated. The Company recorded a gain of $11.2 million in the fourth quarter of 2012, which is included in"Gain (loss) on sale of assets and amortization of deferred gains".

In December 2012, the Company agreed with Ship Finance to terminate the long term charter parties for the OBO carriers Front Viewer and Front Guider. The charter party on the Front Viewer terminated on December 18, 2012 and Ship Finance simultaneously sold the vessel. The charter party on the Front Guider terminated on March 13, 2013. As a result, the Company agreed to pay Ship Finance a termination fee of $23.5 million. The Company allocated $12.7 million of the termination payment to the Front Viewer and recorded loss of $16.5 million in the fourth quarter of 2012, which is included in "discontinued operations". $10.8 million was allocated to the Front Guider which was included as part of the lease modification. This resulted in a $9.1 million increase in both the asset value and lease obligation. The company recorded an impairment loss of $14.2 million in the fourth quarter of 2012 in respect of Front Guider which is included in discontinued operations.

In January 2013, the Company terminated the charter party for the single hull VLCC Titan Aries (ex-Edinburgh) and recorded a gain of $7.6 million in the first quarter of 2013 which is included in "Gain (loss) on sale of assets and amortization of deferred gains".

In February 2013, the Company agreed with Ship Finance to terminate the long term time charter for the Suezmax tanker Front Pride. The charter party terminated on February 15, 2013 and Ship Finance simultaneously sold the vessel. The Company made a termination payment of $2.1 million and recorded an impairment loss of $4.7 million in 2012 and a loss on disposal of $0.2 million in 2013 which is included in"Gain (loss) on sale of assets and amortization of deferred gains".

In November 2013, the Company agreed with Ship Finance, to terminate the long term charter parties for the VLCCs Front Champion and Golden Victory, and Ship Finance simultaneously sold the vessels to unrelated third parties. The charter parties were terminated in November 2013 upon the redelivery of the vessels to Ship Finance. The Company recorded an impairment loss of $88.1 million in 2013 and a net gain of $13.8 million on the termination of the leases in the fourth quarter of 2013. The Company agreed to a compensation payment to Ship Finance of $89.9 million for the early termination of the charter parties, of which $10.9 million was paid upon termination and the balance was recorded as notes payable.